Marketable debt securities (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Debt Securities, Available-for-sale [Line Items]
Amortized Cost	$ 59,973	$ 5,983
Gross Unrealized Gains	56	7
Gross Unrealized Losses	(67)	(14)
Estimated Fair Value	59,962	5,976
Corporate Debt Securities [Member]
Debt Securities, Available-for-sale [Line Items]
Amortized Cost	59,973	5,983
Gross Unrealized Gains	56	7
Gross Unrealized Losses	(67)	(14)
Estimated Fair Value	$ 59,962	$ 5,976